TRANSACTIONS WITH RELATED PARTIES - Detail of other balance due from and due (Details) - Related party ₫ in Millions	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	₫ 4,272,121	$ 175,554,592	₫ 2,374,382	[1]
Other current liabilities	64,251,391	2,640,287,282	49,341,144	[1]
Other non-current liabilities	42,095,740	1,729,843,435	19,682,747	[1]
Short-term advance to and receivables
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	4,272,121	175,554,592	2,374,382
Receivable from sale of vehicles | GSM JSC
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	2,343,282		1,819,845
Receivable from sale of electric buses | Ecology JSC
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties			275,215
Receivable from sale of electric buses | Vinbus Ecology Transport Services LLC
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	1,325,057		75,010
Receivable from sale of smart devices | Vinhomes JSC
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties			87,735
Payment on behalf and others | VHIZ JSC
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties			36,760
Payment on behalf and others | V-Green JSC
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	371,046
Other advance and short-term receivables | Others
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	232,736		79,817
Short-term payables to and borrowings from related parties
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	64,251,391	2,640,287,282	49,341,144
Short-term payables
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	9,370,301	385,054,489	6,216,882
Payable relating to leaseback transaction and others | VHIZ JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	131,978		1,286,358
Other non-current liabilities			16,827,686
Car vouchers which have not been redeemed | Vinhomes JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities			890,174
Interest payables and others | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	5,918,690		2,051,018
Interest payables and others | Vinbus Ecology Transport Services LLC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	300,525
Payable for purchasing of raw materials and assets | Vinsmart Research and Manufacture JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	237,371		115,232
Payable relating to purchase of assets and services | VIN3S JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities			59,009
Other payables | Vinhomes JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	155,420		1,496,378
Other payables | Others
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	497,734		318,713
Advance received for car vouchers | Vinhomes JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	338,169
Purchasing of services and subsidy of charging fee to customers | V-Green JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	145,759
Purchase of fixed assets, tools, materials and goods | GSM JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	140,864
Long-term payables to related parties
TRANSACTIONS WITH RELATED PARTIES
Other non-current liabilities	42,095,740	1,729,843,435	19,682,747
Long-term payables
TRANSACTIONS WITH RELATED PARTIES
Other non-current liabilities	18,142,459	$ 745,529,443	17,297,050
Payables relating to leaseback transaction and others | VHIZ Hai Phong JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	1,503,791
Other non-current liabilities	17,924,650
Interest payables | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Other non-current liabilities	₫ 217,809		₫ 469,364

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).